Document and Entity Information	Jan. 07, 2021
Cover [Abstract]
Entity Registrant Name	CABOT CORP
Entity Incorporation State Country Code	DE
Entity Address, State or Province	MA
Amendment Flag	false
Entity Central Index Key	0000016040
Current Fiscal Year End Date	--09-30
Document Type	8-K
Document Period End Date	Jan. 07, 2021
Entity File Number	1-5667
Entity Tax Identification Number	04-2271897
Entity Address, Address Line One	TWO SEAPORT LANE
Entity Address, Address Line Two	SUITE 1400
Entity Address, City or Town	BOSTON
Entity Address, Postal Zip Code	02210-2019
City Area Code	(617)
Local Phone Number	345-0100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $1 par value per share
Trading Symbol	CBT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false